LONGTERM OBLIGATIONS (Details 1) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Notes payable - related parties		$ 1,015,820	$ 897,935
Less current maturities,		0	512,935
Notes payable - related parties, excluding current maturities	$ 155,000	0	58,000
Note Payable - Related Party 3
Notes payable - related parties		146,300	146,300
Note Payable - Related Party 4
Notes payable - related parties		0	366,635
Note Payable - Related Party 5
Notes payable - related parties		25,000	25,000
Note Payable - Related Party 6
Notes payable - related parties		90,000	90,000
Note Payable - Related Party 7
Notes payable - related parties		70,000	70,000
Accrued interest due after 2021
Notes payable - related parties		106,520	0
Note Payable - Related Party 1
Notes payable - related parties		250,000	200,000
Note Payable - Related Party 2
Notes payable - related parties		$ 328,000	$ 0